COMPREHENSIVE EARNINGS (LOSS): (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	$ (4,638)	$ (16,447)
Other comprehensive earnings (loss) before reclassifications	(7,318)	10,458
Reclassifications from accumulated other comprehensive loss	(1,142)	1,351
Other comprehensive earnings (loss)	(8,460)	11,809
Balance at the end of the period	(13,098)	(4,638)	(16,447)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other income, net	7,371	12,130	4,685
Product cost of goods sold	(340,933)	(350,960)	(365,573)
Selling, marketing and administrative expenses	(117,722)	(119,133)	(113,842)
Total before tax	91,294	84,483	74,164
Tax (expense) benefit	2,991	(6,797)	(1,297)
Net earnings	62,860	60,849	52,004
Reclassified from Accumulated OCI into Earnings
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Total before tax	(1,807)	2,117
Tax (expense) benefit	665	(766)
Net earnings	(1,142)	1,351
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(13,527)	(13,406)
Other comprehensive earnings (loss) before reclassifications	(3,155)	(121)
Reclassifications from accumulated other comprehensive loss	(817)
Other comprehensive earnings (loss)	(3,972)	(121)
Balance at the end of the period	(17,499)	(13,527)
Foreign Currency Translation Adjustment | Reclassified from Accumulated OCI into Earnings
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other income, net	(1,298)
Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	54	908
Other comprehensive earnings (loss) before reclassifications	(386)	(854)
Other comprehensive earnings (loss)	(386)	(854)
Balance at the end of the period	(332)	54
Foreign Currency Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(436)
Other comprehensive earnings (loss) before reclassifications	(1,439)	(730)
Reclassifications from accumulated other comprehensive loss	639	294
Other comprehensive earnings (loss)	(800)	(436)
Balance at the end of the period	(1,236)	(436)
Foreign Currency Derivatives | Reclassified from Accumulated OCI into Earnings
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other income, net	1,001	459
Commodity Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(96)	(111)
Other comprehensive earnings (loss) before reclassifications	(562)	(614)
Reclassifications from accumulated other comprehensive loss	188	629
Other comprehensive earnings (loss)	(374)	15
Balance at the end of the period	(470)	(96)
Commodity Derivatives | Reclassified from Accumulated OCI into Earnings
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Product cost of goods sold	294	987
Postretirement and Pension Benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	9,367	(3,838)
Other comprehensive earnings (loss) before reclassifications	(1,776)	12,777
Reclassifications from accumulated other comprehensive loss	(1,152)	428
Other comprehensive earnings (loss)	(2,928)	13,205
Balance at the end of the period	6,439	9,367
Postretirement and Pension Benefits | Reclassified from Accumulated OCI into Earnings
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Product cost of goods sold	(812)	329
Selling, marketing and administrative expenses	$ (992)	$ 342